Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
	Amount
	RMB	USD
Cash acquired	9,497	1,377
Accounts receivable, net	937	136
Prepaid expenses and other current assets	893	129
Deferred tax assets-current	6,163	894
	17,490	2,536

Property and equipment, net	163	24
Intangible assets, net	190,021	27,550
Long term deposits and other non-current assets	136	20
Goodwill	75,742	10,982
Total assets	283,552	41,112

Current liabilities	101,594	14,730
Total liabilities	101,594	14,730
Total consideration	181,958	26,382

	Amount
	RMB	USD
Cash acquired	168	24
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	952
	6,843	992

Intangible assets, net	100	14
Goodwill	4,971	721
Total assets	11,914	1,727

Current liabilities	11,814	1,713
Total liabilities	11,814	1,713
Total consideration	100	14
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
	Amount
	RMB	USD
Cash acquired	9,497	1,377
Accounts receivable, net	937	136
Prepaid expenses and other current assets	893	129
Deferred tax assets-current	6,163	894
	17,490	2,536

Property and equipment, net	163	24
Intangible assets, net	190,021	27,550
Long term deposits and other non-current assets	136	20
Goodwill	75,742	10,982
Total assets	283,552	41,112

Current liabilities	101,594	14,730
Total liabilities	101,594	14,730
Total consideration	181,958	26,382

	Amount
	RMB	USD
Cash acquired	168	24
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	952
	6,843	992

Intangible assets, net	100	14
Goodwill	4,971	721
Total assets	11,914	1,727

Current liabilities	11,814	1,713
Total liabilities	11,814	1,713
Total consideration	100	14

Schedule of Pro Forma Results of Operations	The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:
	For the Year ended December 31, 2021	For the Year ended December 31, 2021
	RMB	USD
Pro forma revenue	1,860,448	269,740
Pro forma gross profit	332,864	48,261
Pro forma income from operations	179,664	26,049
Pro forma net income	184,552	26,758
The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:
	For the Year ended December 31, 2021	For the Year ended December 31, 2021
	RMB	USD
Pro forma revenue	1,860,448	269,740
Pro forma gross profit	332,864	48,261
Pro forma income from operations	179,664	26,049
Pro forma net income	184,552	26,758